July 26, 2005


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: FDP Series, Inc.
Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (Securities Act File No. 333-123779, Investment Company Act File No. 811-21744)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), FDP Series, Inc. (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A; and

(2) the text of Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on July 22, 2005

Sincerely,

FDP Series, Inc.

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of Fund